Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2025 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2025 Fund - Class K
Bar Chart Table:
Annual Return 2018	(5.81%)
Annual Return 2019	19.57%
Annual Return 2020	14.68%
Annual Return 2021	10.17%
Annual Return 2022	(16.62%)